Goodwill (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of carrying amount and movements of goodwill	The carrying amount and movements of goodwill was as follows:

$
Balance at July 1, 2022	210,009
Goodwill Impairment	(22,507)
Balance at June 30, 2023	187,502
Balance at June 30, 2024	187,502